Long Term Incentive Programmes	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Long Term Incentive Programmes	Note 7
Long Term Incentive Programmes
The following share-based long-term incentive programmes were in place as of 31 December 2025:
(i) In January 2022, the Executive Management and select employees were granted from 10,393 to 55,430
Restricted Share Units (RSU) which fully vested and were issued in July 2024. The total fair value of the RSU allocation is calculated based on the Company's closing share price on Nasdaq Copenhagen A/S on the day of grant, and the value is EUR 394 thousand (EUR3.3 per RSU). As the RSUs fully vested in 2024, there was no expense recognised in profit and loss in the current year (EUR 53 thousand in 2024; EUR 143 thousand in
2023).
(ii) In January 2022, the Executive Management and select employees were granted from 10,393 to 55,430
Options in Cadeler shares, which fully vested in May 2024 and expire in April 2027. The strike price ranged from NOK36.02 to NOK38.42, depending on the exercise period. The fair value of these options was EUR
160 thousand (EUR 1.3 per RSU) as determined at grant date using the Black-Scholes model. As these options fully vested in 2024, there was no expense recognised in profit and loss in the current year (EUR
13 thousand in 2024; EUR 62 thousand in 2023).
(iii) In May 2022, the Executive Management and select employees were granted from 43,420 to 221,719
Options in Cadeler shares, which fully vested in May 2025 and expire in May 2028. The strike price is
NOK40.24 and as of 31 December 2025, no options have been exercised. The fair value of these options was
EUR 761 thousand (EUR 1.3 per RSU) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 173 thousand (EUR 237 thousand in
2024; EUR 237 thousand in 2023). The average remaining contractual life for the options as per
31 December 2025 is 2.3 years. The annualised volatility of the shares of 42.5% is based on the historical volatility of the share price, annual risk-free interest rate of 2.8%, dividend yield of zero, expected life until expiration date and average share price of EUR 3.7.
(iv) In January 2023, the Executive Management and select employees were granted from 19,760 to 130,416
RSUs, which fully vested and were issued in July 2025. The fair value of the RSUs’ are EUR 1.2 million (EUR 3.0 per RSU) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 234 thousand (EUR 468 thousand in 2024, EUR 498 thousand in 2023).
Note 7
Long term incentive programmes
Continued from previous page
(v) In August 2023, the Executive Management and select employees were granted from 88,920 to 385,320 options in Cadeler shares which will vest in August 2026 and expire in August 2029. The strike price will be NOK45.49 and vesting is conditional upon continued
employment at Cadeler. The fair value of these options is
EUR2.2 million (EUR1.8 per option) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 500 thousand (EUR419 thousand in
2024; EUR250 thousand in 2023). The average remaining contractual life of the options as of 31 December 2025 is 3.5 years. The annualised volatility of the shares of 61.0% is based on the historical volatility of the share price, an annual risk-free interest rate of 2.68%, a dividend yield of zero, the expected life until expiration date and average share price of EUR3.7.
(vi) In May 2024, the Executive Management was granted a total of
193.011 RSUs, which will vest at the end of May 2027. The RSUs’ expire at the end of May 2030 and are conditional upon continued
employment at Cadeler. The fair value of the RSU’s is EUR 1.1 million
(EUR5.6 per RSU) as determined at grant date using the Black-
Scholes model. The expense recognised in profit and loss for the year amounts to EUR 350 thousand (EUR 206 thousand in 2024). The
average remaining contractual life as of 31 December 2025 is 4.4 years. The average share price used is NOK64.2.
(vii) In May 2024, the Executive Management and select employees were granted from 140,372 to 245,651 options in Cadeler shares, which will vest at the end of May 2027 and expire at the end of May
2030. The strike price will be NOK74.32 and vesting is conditional upon continued employment at Cadeler. The fair value of these options is EUR 1.4 million (EUR1.4 per option) as determined at grant date using the Black-Scholes model. The expense recognised in profit and loss for the year amounts to EUR 450 thousand (EUR
265 thousand in 2024). The average remaining contractual life of the options as of 31 December 2025 is 4.4 years. The annualised volatility of the shares of 31.2% is based on the historical volatility of the share price, annual risk-free interest rate of 3.63%, dividend yield of zero, expected life until expiration date, and average share price of
NOK64.2.
(viii) In March 2025, the Executive Management and select employees were granted from 42,115 to 631,724 options in Cadeler shares, which will vest in March 2028 and expire in March 2031. The strike price will be NOK60.2 and vesting is conditional upon continued employment at Cadeler. The fair value of these options is 2 million (EUR 1.4 per option) as determined at grant date using the Black-Scholes model.
The expense recognized in profit and loss for the year amounts to
EUR 479 thousand. The average remaining contractual life of the options as of 31 December 2025 is 5.3 years. The annualised volatility of the shares is 31.66% based on historical volatility of the share price price, annual risk-free interest rate of 3.93%, a dividend yield of zero, an expected life of 4 years from grant date and average share price of NOK52.
Accounting policies
Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby
employees render services as consideration for equity instruments
(equity-settled transactions).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date on which the grant is made using an appropriate
valuation model. That cost is recognised as employee benefits expenses, together with a corresponding increase in equity (retained earnings), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects both the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognised at the beginning and end of that period.
Note 7
Long term incentive programmes
Continued from previous page
Service and non-market performance conditions are not considered when determining the grant date fair value of awards. Instead, the likelihood of these conditions being met is assessed as part of the
Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected directly in the grant date fair value.
Any other conditions attached to an award, that do not include an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and result in an immediate expensing, unless there are also service and/or performance conditions.
No expense is recognised for awards that do not ultimately vest as a result non-market performance and/or service conditions not being met.
Where awards include a market or non-vesting condition, the
transactions are treated as vested regardless of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share in a loss situation only where the loss per share is reduced.
Note 7
Long term incentive programmes
Continued from previous page

	2025				2024				2023
	Executive management		Other employees		Executive management		Other employees		Executive management		Other employees
Outstanding instruments - Options	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]
Outstanding at 1 January	1,353,052	4.39	1,487,689	4.76	967,029	3.47	894,123	3.46	344,589	3.16	330,963	3.15
Granted during the year	912,490	5.09	491,341	5.09	386,023	6.24	631,674	6.24	622,440	3.64	563,160	3.64
Forfeited during the year	—	—	(62,908)	3.80	—	—	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	3.03	(38,108)	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	2,265,542	4.69	1,916,122	4.90	1,353,052	4.39	1,487,689	4.76	967,029	3.47	894,123	3.46

	2025				2024				2023
	Executive management		Other employees		Executive management		Other employees		Executive management		Other employees
Outstanding instruments - RSU	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]	Number	WAEP[1]
Outstanding at 1 January	382,707	—	205,504	—	245,126	—	271,327	—	55,430	—	65,823	—
Granted during the year	—	—	—	—	193,011	—	—	—	189,696	—	205,504	—
Forfeited during the year	—	—	(6,847)	—	—	—	—	—	—	—	—	—
Exercised during the year	(189,696)	—	(198,657)	—	(55,430)	—	(65,823)	—	—	—	—	—
Expired during the year	—	—	—	—	—	—	—	—	—	—	—	—
Outstanding at 31 December	193,011	—	—	—	382,707	0	205,504	0	245,126	0	271,327	0